Consolidated Statements of Operations and Other Comprehensive Income (Loss) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Total	$ 3,264,924		$ 4,904,381
Cost of sales	2,979,579		4,109,128
Gross loss	285,345		795,253
Operating Expenses
General & administrative expenses	62,187	79,851	200,351	535,929
Bad debt expense			2,472,309
Total operation expenses	62,187	79,851	2,672,660	535,929
Loss from operation	223,158	(79,851)	(1,877,407)	(535,929)
Other income (expenses):
Interest income (expense)	20,904		6,995
Other income, net
Total other income, net	20,904		6,995
Net loss from continuing operation before income taxes	244,062	(79,851)	(1,870,412)	(535,929)
Income tax (benefit) expenses			63,942
Net loss from continuing operations	244,062	(79,851)	(1,934,354)	(535,929)
Gain (loss) from discontinued operations (including disposal gain of $3,578,076 for the year ended December 31, 2025),net of tax		(265,485)	4,801,998	(1,667,699)
Net income (loss)	244,062	(345,336)	2,867,644	(2,203,628)
Foreign currency translation, net of tax		2,519	(82,842)	(35,823)
Comprehensive loss	$ 244,062	$ (342,817)	$ 2,784,802	$ (2,239,451)
Earnings per share
Basic loss per share	$ 0.01	$ (0.01)	$ 0.07	$ (0.05)
Diluted loss per share	$ 0.01	$ (0.01)	$ 0.07	$ (0.05)
Weighted average common shares outstanding, basic	41,109,458	41,109,458	41,109,458	41,109,458
Weighted average common shares outstanding, diluted	41,109,458	41,109,458	41,109,458	41,109,458
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total	$ 3,264,924		$ 4,904,381